Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2020
Cash and Cash Equivalents

3. Cash and Cash Equivalents

	June 30,	December 31,
	2020	2019

	(in US$’000)
Cash at bank and on hand	36,579	85,990
Bank deposits maturing in three months or less (note (a))	13,361	35,167
	49,940	121,157
Denominated in:
U.S. dollar (“US$”) (note (b))	12,925	84,911
Renminbi (“RMB”) (note (b))	32,393	27,768
UK Pound Sterling (“£”) (note (b))	205	335
Hong Kong dollar (“HK$”)	4,417	8,143
	49,940	121,157

Notes:

(a)	The weighted average effective interest rate on bank deposits for the six months ended June 30, 2020 and the year ended December 31, 2019 was 1.44% per annum and 2.15% per annum respectively (with maturity ranging from 5 to 77 days and 5 to 64 days respectively).
(b)	Certain cash and bank balances denominated in RMB, US$ and £ were deposited with banks in the PRC. The conversion of these balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.